ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Special Guarantees Accounts (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Argentine Central Bank
Disclosure of restricted assets [line items]
Escrow Accounts	$ 200,592,234	$ 191,683,567
Naranja Digital Compañía Financiera S.A.U.
Disclosure of restricted assets [line items]
Escrow Accounts	$ 28,387,295	$ 9,821,281